CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Convertible redeemable preferred stock, Series A shares issued	7,000,000	7,000,000	7,000,000
Convertible redeemable preferred stock, Series A shares outstanding	7,000,000	7,000,000	7,000,000
Convertible redeemable preferred stock, Series A liquidation and deemed liquidation preference	$ 3,500,000	$ 3,500,000	$ 3,500,000
Series E Preferred Stock, par value (in dollars per share)		$ 0.001	$ 0.001
Series E Preferred Stock, shares authorized		16,500,000	16,500,000
Series E Preferred Stock, shares issued			7,154,997
Series E Preferred Stock, shares outstanding			7,154,997
Series E Preferred Stock, liquidation preference			$ 12,521,245
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares issued	73,092,299	68,509,090	53,918,523
Common stock, shares outstanding	73,092,299	68,509,090	53,918,523